Cover	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	Aon plc
Entity Incorporation, State or Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
City Area Code	353 1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000315293
Class A Ordinary Shares $0.01 nominal value
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.000% Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.000% Senior Notes due 2023
Trading Symbol	AON23
Security Exchange Name	NYSE
Guarantees of Aon plc’s 3.500% Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.85% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.85% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees of Aon plc’s 2.05% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 2.05% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.60% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdingsplc’s 2.60% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees of Aon plc’s 2.90% Senior Notes due 2051
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 2.90% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 3.90% Senior Notes due 2052
Document Information [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdingsplc’s 3.90% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE